Loans - Age Analysis of Past Due Loans (Detail) - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 18,524	¥ 51,340
Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	579	505
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	515	1,104
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	4,399	7,554
Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,148	2,084
Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	2,157	3,861
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,125	¥ 43,786
30-59 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	21,349		¥ 17,602
30-59 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	21,349		17,602
30-59 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
30-59 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0		1,275
30-59 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,794		1,386
30-59 Days Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	14,521		9,776
30-59 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	5,034		5,165
30-59 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
30-59 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0		0
60-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	11,791		20,309
60-89 Days Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	11,791		12,832
60-89 Days Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
60-89 Days Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,149		4,607
60-89 Days Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	336		0
60-89 Days Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,250		7,102
60-89 Days Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,056		1,123
60-89 Days Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
60-89 Days Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0		7,477
90 Days or More Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	86,026		100,636
90 Days or More Past Due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	63,022		69,841
90 Days or More Past Due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
90 Days or More Past Due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	22,168		27,387
90 Days or More Past Due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	9,490		9,185
90 Days or More Past Due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	19,092		21,257
90 Days or More Past Due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	12,272		12,012
90 Days or More Past Due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
90 Days or More Past Due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	23,004		30,795
Total past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	119,166		138,547
Total past due | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	96,162		100,275
Total past due | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
Total past due | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	25,317		33,269
Total past due | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	11,620		10,571
Total past due | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	40,863		38,135
Total past due | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	18,362		18,300
Total past due | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	0
Total past due | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	23,004		38,272
Current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	87,066,604		88,442,320
Current | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	57,034,316		58,468,684
Current | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,828,814		2,235,890
Current | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	41,677,686		42,349,445
Current | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,200,811		3,275,570
Current | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,841,596		7,975,654
Current | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,774,448		1,872,454
Current | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	710,961		759,671
Current | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	30,032,288		29,973,636
Total
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	87,185,770		88,580,867
Total | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	57,130,478		58,568,959
Total | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,828,814		2,235,890
Total | Domestic | Corporate | Large companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	41,703,003		42,382,714
Total | Domestic | Corporate | Small and medium sized companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	3,212,431		3,286,141
Total | Domestic | Retail | Housing loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	7,882,459		8,013,789
Total | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	1,792,810		1,890,754
Total | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	710,961		759,671
Total | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 30,055,292		¥ 30,011,908